SHAREHOLDERS' EQUITY (DEFICIENCY) - Share option plan (Details) - shares	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Share Option Plan [Member]
Share option plans
Authorized awards (in shares)	7,611,725	15,428,386
Vesting period	4 years
Expiration period	10 years
Available for future grants (in shares)	442,439	13,732,195
Employee stock Purchase Plan [Member]
Share option plans
Authorized awards (in shares)	1,285,699	0